Operations By Reporting Segment And Geographic Area (Summary Of Net Sales, Cost Of Products Sold And Gross Margin Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,568	$ 1,575	$ 1,675	$ 1,731	$ 1,626	$ 1,704	$ 1,766	$ 1,691	$ 6,549	$ 6,787	$ 6,112
Cost of products sold									(5,631)	(5,701)	(5,106)
Gross margin	170	215	257	277	247	263	298	278	918	1,086	1,006
Powertrain [Member]
Segment Reporting Information [Line Items]
Net sales									4,003	4,192	3,552
Cost of products sold									(3,541)	(3,625)	(3,084)
Gross margin									462	567	468
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									2,937	3,033	2,993
Cost of products sold									(2,475)	(2,509)	(2,449)
Gross margin									462	524	544
Inter-segment eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									(391)	(438)	(433)
Cost of products sold									391	438	433
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(5,625)	(5,696)	(5,100)
Gross margin									924	1,091	1,012
Corporate [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(6)	(5)	(6)
Gross margin									$ (6)	$ (5)	$ (6)